Expense Example - FidelityNASDAQCompositeIndexFund-PRO - FidelityNASDAQCompositeIndexFund-PRO - Fidelity Nasdaq Composite Index Fund - Fidelity Nasdaq Composite Index Fund	Jan. 29, 2025 USD ($)
Expense Example:
1 year	$ 30
3 years	95
5 years	167
10 years	$ 380